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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    Form 13F
                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  9/30/06
                                              -----------
Check here if Amendment [x]; Amendment Number: 30
                                              -----------
This Amendment (Check only one.): [ ] is a restatement.
[x] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Neumeier Investment Counsel LLC
         ------------------------------------
Address:  26435 Carmel Rancho Blvd., Suite 200
         ------------------------------------
          Carmel, CA  93923
         ------------------------------------

Form 13F File Number: 28-4792
                         -----

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Peter Neumeier
       -------------------------------------------------
Title:  President
       -------------------------------------------------
Phone:  831-625-6355
       -------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Peter Neumeier            Carmel, California         11/14/06
-----------------------     ------------------------    ----------
   [Signature]                  [City, State]             [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

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[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]
Form 13F File Number Name

28-4792 Neumeier Investment Counsel LLC
   ------------------------------------
[Repeat as necessary.]


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Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0
                                        ------------
Form 13F Information Table Entry Total:    32
                                        ------------
Form 13F Information Table Value Total:   $212174
                                        ------------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No. Form 13F File Number Name

      28-4792 Neumeier Investment Counsel LLC
-----    ------------------------------------
[Repeat as necessary.





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                           FORM 13F INFORMATION TABLE

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COLUMN 1                          COLUMN 2      COLUMN 3  COLUMN 4      COLUMN 5          COL. 6    COLUMN 7         COLUMN 8
-----------------------------  --------------  ---------  -------   ------------------   -------    --------   --------------------
                                                                                                    OTHER
                                                            VALUE   SHARES/  SH/  PUT/   INVSTMT    MANAGERS     VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT  PRN  CALL   DSCRETN    NONE       SOLE    SHARED  NONE
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
American Commercial Lines            COM       025195207      1569    26400                26400                16700    9700
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Andrx Group                          COM       034553107      6123   250650               250650               186900   63750
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Barnes Group Inc.                    COM       067806109      8612   490450               490450               234400  256050
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Brady Corporation                    COM       104674106      7756   220600               220600               111600  109000
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Casey's General Stores, Inc.         COM       147528103      1465    65765                65765                34250   31515
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Colonial BancGroup Inc.              COM       195493309      4994   203825               203825               106700   97125
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Columbia Sportswear Co.              COM       198516106      1842    33000                33000                33000       0
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Curtiss-Wright Corp.                 COM       231561101      8526   280925               280925               138800  142125
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Doral Financial Corporation          COM       25811P100       612    92804                92804                44525   48279
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Federated Investors Inc.             COM       314211103      9529   281825               281825               101900  179925
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FTI Consulting                       COM       302941109      9874   394025               394025               207300  186725
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Graco Inc.                           COM       384109104      2168    55500                55500                26000   29500
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Headwaters Inc.                      COM       42210P102      2985   127850               127850                61400   66450
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Helix Energy Solutions Group         COM       42330P107     12049   360757               360757               178446  182311
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Holly Corporation                    COM       435758305      4383   101150               101150                56000   45150
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IPC Holdings Ltd.                    COM       G4933P101     10850   356668               356668               172168  184500
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Jack Henry & Associates Inc.         COM       426281101      9844   451750               451750               215950  235800
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Jacobs Engineering Group             COM       469814107      8275   110735               110735                57100   53635
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JB Hunt Transport Services           COM       445658107      7517   361900               361900               132800  229100
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Kaydon Corporation                   COM       486587108      6323   170800               170800                96700   74100
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Kirby Corporation                    COM       497266106     12297   392500               392500               193800  198700
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Korn/Ferry International             COM       500643200      6837   326500               326500               175600  150900
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Marten Transport Ltd.                COM       573075108      4797   280700               280700               105100  175600
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Newfield Exploration                 COM       651290108      9753   253050               253050               115800  137250
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Nuveen Investments Inc.              CLA       67090F106      7791   152070               152070                80300   71770
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Platinum Underwriters                COM       G7127P100      8531   276725               276725               159000  117725
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RPC Inc.                             COM       749660106      7225   394370               394370               202225  192145
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

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                           FORM 13F INFORMATION TABLE

-----------------------------------------------------------------------------------------------------------------------------------
COLUMN 1                          COLUMN 2      COLUMN 3  COLUMN 4      COLUMN 5          COL. 6    COLUMN 7         COLUMN 8
-----------------------------  --------------  ---------  -------   ------------------   -------    --------   --------------------
                                                                                                    OTHER
                                                            VALUE   SHARES/  SH/  PUT/   INVSTMT    MANAGERS     VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT  PRN  CALL   DSCRETN    NONE       SOLE    SHARED  NONE
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
-----------------------------------------------------------------------------------------------------------------------------------
Superior Energy Service              COM       868157108     10627   404700               404700               203000  201700
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Swift Transportation Co.             COM       870756103      1898     8000                 8000                80000       0
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Tetra Technologies Inc.              COM       88162F105      6877   284625               284625               140800  143825
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West Corporation                     COM       952355105      7785   161170               161170                91200   69970
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World Fuel Services Corp.            COM       981475106      2460    60825                60825                33100   27725
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